Right of use assets - Summary of Disclosure of Detailed Information About Right of Use Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Net book value, beginning of the year	£ 740
Depreciation	(176)	£ (179)	£ (182)
Net book value, end of the year	687	740
Right-of-use assets [member]
Statements [Line Items]
Net book value, beginning of the year	740	830
Exchange adjustments	55	(15)
Additions through business combinations	53
Additions		215
Other additions	233
Depreciation	(192)	(213)
Transfer to assets held for sale/distribution	(127)
Disposals	(36)	(70)
Impairments	(39)	(7)
Net book value, end of the year	687	740	830
Land and buildings [member] | Right-of-use assets [member]
Statements [Line Items]
Net book value, beginning of the year	633	699
Exchange adjustments	47	(9)
Additions through business combinations	53
Additions		152
Other additions	140
Depreciation	(131)	(149)
Transfer to assets held for sale/distribution	(115)
Disposals	(27)	(53)
Impairments	(39)	(7)
Net book value, end of the year	561	633	699
Plant and equipment [member] | Right-of-use assets [member]
Statements [Line Items]
Net book value, beginning of the year	9	18
Exchange adjustments	0	(1)
Additions through business combinations	0
Additions		1
Other additions	2
Depreciation	(3)	(5)
Transfer to assets held for sale/distribution	(1)
Disposals	(1)	(4)
Impairments	0
Net book value, end of the year	6	9	18
Vehicles [member] | Right-of-use assets [member]
Statements [Line Items]
Net book value, beginning of the year	98	113
Exchange adjustments	8	(5)
Additions through business combinations	0
Additions		62
Other additions	91
Depreciation	(58)	(59)
Transfer to assets held for sale/distribution	(11)
Disposals	(8)	(13)
Impairments	0
Net book value, end of the year	£ 120	£ 98	£ 113